Business Combinations	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business Combinations
6.
Business Combinations

A.	Acquisition of Nimbus Health, GmbH

On February 3, 2022, the Company entered into an agreement with Nimbus Health, GmbH (“Nimbus Health”) to acquire 100% of the share capital of Nimbus Health along with the existing employees.

The Company completed the acquisition effective as of February 24, 2022.

The consideration involved an upfront payment of Rs.337, and additional performance and milestone-based earn-outs over the next four years pursuant to fulfillment of certain conditions.

Nimbus Health is a licensed pharmaceutical wholesaler in Germany focusing on medical cannabis based products. The acquisition will allow the Company to build on Nimbus Health strengths and introduce medical cannabis-based medicines as a promising treatment option for patients.

The Company has accounted for the transaction under IFRS 3, “
Business Combinations
”.

During the three months ended June 30, 2022, the Company completed the purchase price allocation.
There is no change in the fair values of assets and liabilities which was included on a provisional basis as of March 31, 2022
.

Tabulated below are the fair values of the assets acquired, including goodwill, and liabilities assumed on the acquisition date:

Particulars	Amount
Cash	Rs.	337
Payment through Escrow account		84
Total consideration	Rs.	421
Assets acquired
Goodwill	Rs.	260
Property, plant and equipment		2
Other intangible assets		106
Inventories		144
Trade receivables		45
Cash and cash equivalents		11
Other assets		2
Deferred tax asset		2
Liabilities assumed
Trade payables		(141)
Other liabilities		(10)
Total net assets	Rs.	421

The total goodwill of Rs.260 consists largely of the synergies and economies of scale expected from the acquired business, together with the value of the workforce acquired. This goodwill has been assigned to the Company’s Global Generics segment.

The amount of revenue and loss pertaining to the acquired business was not material for the year ended March 31, 2023 and 2022.

B .	Business Transfer Agreement with Wockhardt Limited

In February 2020, the Company had entered into a Business Transfer Agreement (“BTA”) with Wockhardt Limited (“Wockhardt”) to acquire select divisions of its branded generics business in India and the territories of Nepal, Sri Lanka, Bhutan and Maldives for a total consideration of up to Rs. 18,500.

This acquisition included a portfolio of 62 brands in multiple therapy areas along with 2,051 employees engaged in operations of the acquired Business.

The aforesaid consideration includes a contingent amount of Rs. 3,000 (the “Holdback Amount”) which was subject to release if the revenue from sales of the products forming part of the Business Undertaking during the twelve (12) months post-closing exceeded Rs. 4,800, the Company was required to pay to Wockhardt an amount equal to two (2) times the amount by which the revenue exceeded Rs. 4,800, subject to the maximum of the Holdback Amount. As of March 31, 2020, the acquisition of this Business Undertaking was subject to certain closing conditions.

The transaction was completed on June 10, 2020.The Company had recognized the fair values of the assets acquired, including goodwill and liabilities assumed upon completion of purchase price allocation during the period ended September 30, 2020. Liabilities assumed included fair value of contingent consideration of Rs 561 recognized by applying the income approach.

The Company has accounted for the transaction under IFRS 3.

During the year ended March 31, 2021, the Company, after taking into account the revenue of the products until twelve months post-closing (i.e., June 9, 2021), re-measured the contingent consideration to be Rs.420.

As of March 31, 2023 and 2022, the outstanding amount of contingent consideration is Rs.187 and Rs 194, respectively.

The amount of revenue included in the consolidated income statements for the year ended March 31, 2021 pertaining to the acquired business since June 10, 2020 is Rs. 3,887 and for the years ended March 31, 2023 and 2022 it is Rs. 5,322 and Rs. 5,474, respectively. The acquired business has been integrated into the Company’s existing activities and it is not practicable to identify the impact on the Company profit in the year.